BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2017
Business Combinations [Abstract]
Schedule of assets and liabilities acquisition.
The provisional assets and liabilities of Kayser Myanmar had been recorded at fair values on the date of acquisition.

$
Identifiable assets acquired, at fair value:
Cash and cash equivalents	56
Accounts receivable	293
Other assets	76
Property, plant and equipment	145
Long term payables	(545)
Other liabilities	(2)

23

Schedule of goodwill arising on acquisition

$
Goodwill arising on acquisition:
Cash consideration paid	50
Add: Non-controlling interests	25
Add: Interest in equity investee previously held	25
Less: Identifiable net assets acquired	(23)

Goodwill arising on acquisition	77

$
Net cash outflow arising on acquisition is determined as follows:
Cash consideration paid	(75)
Bank balance and cash acquired	56

(19)